Research and Development Expenses (Tables)	6 Months Ended
Jun. 30, 2026
Research and Development Expenses
Summary of research and development expenses

	Six Months Ended June 30,
	2026	2025

	(in US$’000)
Clinical trial related costs	30,722	38,019
Personnel compensation and related costs (note)	41,083	30,063
Other research and development expenses	6,978	3,908
	78,783	71,990